Consolidated Statements of Changes in Shareholders' Equity (Deficit)		Common Stock [Member] USD ($) shares	Common Stock [Member] HKD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] HKD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] HKD ($)	Parent [Member] USD ($)	Parent [Member] HKD ($)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] HKD ($)	USD ($)	HKD ($)
Balance at Dec. 31, 2022			$ 10,218		$ 2,999,782		$ (3,640,853)		$ (630,853)				$ (630,853)
Balance, shares at Dec. 31, 2022 | shares	[1]	13,100,000	13,100,000
Net income (loss)							6,260,642		6,260,642				6,260,642
Dividend							(2,500,000)		(2,500,000)				(2,500,000)
Balance at Dec. 31, 2023			$ 10,218		2,999,782		119,789		3,129,789				3,129,789
Balance, shares at Dec. 31, 2023 | shares	[1]	13,100,000	13,100,000
Net income (loss)							3,649,121		3,649,121				3,649,121
Dividend													0
Issuance of ordinary shares			312		3,999,975				4,000,287				4,000,287
Balance at Jun. 30, 2024			$ 10,530		6,999,757		3,768,910		10,779,197				10,779,197
Balance, shares at Jun. 30, 2024 | shares	[1]	13,500,000	13,500,000
Net income (loss)							(7,933,627)		(7,933,627)		(2,835)	$ (1,017,497)	(7,936,462)
Issuance of ordinary shares for initial public offering (“IPO”)			$ 1,092		26,038,308				26,039,400				26,039,400
Issuance of ordinary shares for initial public offering (IPO), shares | shares	[1]	1,400,000	1,400,000
Issuance of ordinary shares for acquisition of a subsidiary			$ 2,324		5,811,384				5,813,708				5,813,708
Issuance of ordinary shares for acquisition of a subsidiary, shares | shares	[1]	2,980,000	2,980,000
Issuance of ordinary shares for general working capital			$ 10,764		55,820,289				55,831,053				55,831,053
Issuance of ordinary shares for general working capital, shares | shares	[1]	13,800,000	13,800,000
Issuance of ordinary shares to employees under the 2025 Equity Incentive Plan			$ 2,092		11,127,135				11,129,227				11,129,227
Issuance of ordinary shares to employees under the 2025 Equity Incentive Plan, shares | shares	[1]	2,682,000	2,682,000
Acquisition of a subsidiary											19,730,927		19,730,927
Balance at Jun. 30, 2025		$ 3,436	$ 26,802	$ 13,563,702	$ 105,796,873	$ (533,938)	$ (4,164,717)	$ 13,033,200	$ 101,658,958	$ 2,529,243	$ 19,728,092	$ 15,562,443	$ 121,387,050
Balance, shares at Jun. 30, 2025 | shares	[1]	34,362,000	34,362,000

[1]	Gives retroactive effect to reflect the reorganization in August 2024.